Basis of Presentation and Summary of Significant Accounting Policies (Details)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Reportable operating segment		1		1
Cash equivalents					$ 0	$ 0
Aggregate percentage				10.00%
Implementation costs of a service	$ 89,883
Estimated useful life				3 years
Amortization expense		$ 14,981	$ 14,981	$ 29,961	$ 24,968